Note 23 - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 4,018		€ 3,986
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	11,499		11,082
Additions	1,141		1,054
Changes in the group of consolidated companies	4		0
Disposals	98		394
Reclassifications from (to) held for sale	(40)		(46)
Transfers	(6)		81
Exchange rate changes	231		(277)
Cost of acquisition/manufacture, Balance as of	12,732		11,499
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	7,513		6,935
Amortization for the year	1,017	[1]	1,040	[2]
Changes in the group of consolidated companies	(1)		0
Disposals	97		388
Reclassifications from (to) held for sale	(9)		(41)
Impairment losses	152	[3]	51	[4]
Reversals of impairment losses	0	[5]	2
Transfers	2		84
Exchange rate changes	136		(165)
Accumulated amortization and impairment, Balance as of	8,714		7,513
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	761		708
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,386		1,472
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	72		(86)
Cost of acquisition/manufacture, Balance as of	1,457		1,386
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	678		700
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	18		(22)
Accumulated amortization and impairment, Balance as of	696		678
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	760		706
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	945		1,030
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	71		(85)
Cost of acquisition/manufacture, Balance as of	1,017		945
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	239		260
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	18		(22)
Accumulated amortization and impairment, Balance as of	257		239
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	1		2
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	441		442
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	1		(1)
Cost of acquisition/manufacture, Balance as of	440		441
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	439		440
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	439		439
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	143		161
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,204		2,098
Additions	35		143
Changes in the group of consolidated companies	0		0
Disposals	12		5
Reclassifications from (to) held for sale	0		(37)
Transfers	(5)		60
Exchange rate changes	35		(55)
Cost of acquisition/manufacture, Balance as of	2,257		2,204
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	2,043		1,982
Amortization for the year	43		45
Changes in the group of consolidated companies	0		0
Disposals	12		3
Reclassifications from (to) held for sale	0		(33)
Impairment losses	3		0
Reversals of impairment losses	0		0
Transfers	3		106
Exchange rate changes	35		(54)
Accumulated amortization and impairment, Balance as of	2,115		2,043
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	15		16
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,356		1,403
Additions	13		5
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	(5)		0
Exchange rate changes	34		(53)
Cost of acquisition/manufacture, Balance as of	1,398		1,356
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,340		1,384
Amortization for the year	6		8
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	3		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	34		(52)
Accumulated amortization and impairment, Balance as of	1,383		1,340
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	70		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	70		70
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	70		70
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	128		145
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	778		625
Additions	22		138
Changes in the group of consolidated companies	0		0
Disposals	12		5
Reclassifications from (to) held for sale	0		(37)
Transfers	0		60
Exchange rate changes	1		(2)
Cost of acquisition/manufacture, Balance as of	789		778
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	633		528
Amortization for the year	37		37
Changes in the group of consolidated companies	0		0
Disposals	12		3
Reclassifications from (to) held for sale	0		(33)
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	3		106
Exchange rate changes	1		(2)
Accumulated amortization and impairment, Balance as of	662		633
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	3,114		3,117
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	7,910		7,512
Additions	1,106		911
Changes in the group of consolidated companies	5		0
Disposals	86		390
Reclassifications from (to) held for sale	(40)		(9)
Transfers	(1)		21
Exchange rate changes	125		(136)
Cost of acquisition/manufacture, Balance as of	9,018		7,910
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	4,793		4,254
Amortization for the year	974		994
Changes in the group of consolidated companies	0		0
Disposals	85		385
Reclassifications from (to) held for sale	(9)		(8)
Impairment losses	149		50
Reversals of impairment losses	0		2
Transfers	0		(22)
Exchange rate changes	83		(88)
Accumulated amortization and impairment, Balance as of	€ 5,904		€ 4,793

[1]	€ 2 million were comprised of reversal of impairments of self-developed software recorded in general and administrative expenses.
[2]	€ 1.0 billion were included in general and administrative expenses.
[3]	€ 1.0 billion were included in general and administrative expenses.
[4]	€ 51 million were mainly comprised of impairments of self-developed software recorded in general and administrative expenses.
[5]	€ 152 million were comprised of impairments of € 149 million on self-developed software and of € 3 million on customer-related intangibles, both recorded in general and administrative expenses.